Long-term debt - Narrative (Details) - CAD ($)	Oct. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,637,835,000	$ 2,688,308,000
Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, capacity of unsecured credit facility		1,500,000,000
Borrowings		0
Collateral amount against facility to cover letters of credits		$ 3,752,000
Unsecured committed revolving credit facility | Extension of uncommitted RCF
Disclosure of detailed information about borrowings [line items]
Borrowings, extension period	1 year